CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Unrealized gain on available-for-sale investments and others	$ (181)	$ 318	$ 1,055